[LETTERHEAD OF J.P. MORGAN INVESTOR SERVICES CO.
            73 TREMONT STREET, BOSTON, MASSACHUSETTS 02108]



							May 4, 2004


FILED VIA EDGAR

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:	Office of Filings, Information & Consumer Services

Re:		Hansberger Institutional Series
		File Nos.  333-08919 and 811-07729
		Rule 497(j) Filing

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information, dated May 1, 2004, used with respect to the Trust that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional
Information for the Trust contained in the most recent registration statement of the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment
No. 10 on April 29, 2004.

	Please direct any questions or comments relating to this certification to me at 617/557-8869.

							Very truly yours,


							/s/Helen A. Robichaud
							Helen A. Robichaud
							Vice President


cc: 	J. Christopher Jackson, Esq.
	W. John McGuire, Esq.